Shareholder Report, Average Annual Return (Details)	11 Months Ended
Jul. 31, 2026
WarCap Unconstrained Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.77%)
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%